Loans Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of loans receivable
Total loans	$ 312,568,636	$ 287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)	(4,276,449)	(2,900,587)
Net loans receivable	310,673,737	285,915,539
Residential mortgages
Components of loans receivable
Total loans	104,236,713	88,534,353
Allowance for loan losses	(572,290)	(464,083)	(430,878)	(384,697)
Home equity loans
Components of loans receivable
Total loans	47,083,312	44,979,503
Allowance for loan losses	(281,614)	(264,513)	(264,625)	(190,991)
Consumer loans
Components of loans receivable
Total loans	29,678,184	34,340,467
Allowance for loan losses	(231,634)	(326,123)	(337,339)	(430,560)
Commercial real estate
Components of loans receivable
Total loans	84,106,515	82,269,122
Allowance for loan losses	(856,712)	(1,309,811)	(575,780)	(635,184)
Commercial loans
Components of loans receivable
Total loans	47,463,912	37,695,416
Allowance for loan losses	$ (833,607)	$ (534,995)	$ (2,667,827)	$ (1,259,155)